Financial instruments (Details 16)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Domestic market
Disclosure of detailed information about financial instruments [line items]
Credit rating	0.08%	0.08%	0.18%
Export market
Disclosure of detailed information about financial instruments [line items]
Credit rating	0.45%	0.19%	0.04%